Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 22 - Subsequent Events

Management has considered subsequent events through September 30, 2021, which was the date these consolidated financial statements were issued.

Asset Acquisition Agreement

On September 7, 2021, the Group entered into an asset acquisition agreement with Hangzhou Lanlian, to acquire various software systems. The acquisition is expected to close by December 31, 2021 upon which Lanlian shall convey and deliver to the Group the software systems. The aggregate purchase price for the software systems is expected to be $8,000,000.